Cash flow hedging reserve (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves and Other Equity Interest [Abstract]
Movement in cash flow hedging reserve
The table below shows the movement in the cash flow hedging reserve during the year or period, including the gains or losses arising on the revaluation of hedging instruments during the year or period and the amount reclassified from other comprehensive income to the Consolidated Statement of Profit or Loss in the year.

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
(Losses)/gains arising in the revaluation of hedge instruments	(76.5)	14.2	1.6	—	—
Less: Gains/(losses) reclassified to the Consolidated Statement of Profit or Loss	60.1	(4.1)	—	—	—
Total	(16.4)	10.1	1.6	—	—